Income Taxes - Deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Deferred tax assets
Property and equipment		$ 1,000
Goodwill	$ (50,000)	(44,000)
Non-capital losses available for future periods	159,000	72,000
Unused deferred tax assets	$ 109,000	$ 29,000